Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property, plant and equipment, net [Abstract]
Property, plant and equipment, net

Note 5. Property, plant and equipment, net

At June 30, 2025 and 2024, property, plant and equipment consisted of the following:

	As of June 30,
	2025	2024
Motor vehicles	204,587	205,680
Furniture and fixtures	17,345	17,437
Computer equipment	22,665	17,101
Leasehold improvements	42,710	42,938
	287,307	283,156
Accumulated depreciation	(217,623)	(175,818)
Property, plant and equipment, net of accumulated depreciation	$69,684	$107,338

*	A motor vehicle with a net carrying amount of $53,365 and $78,601 are held under a finance lease arrangement as of June 30, 2025 and 2024, respectively (Note 8).

During the years ended June 30, 2025, 2024 and 2023, the Company recorded additions to different categories of property, plant and equipment in aggregate costs of $5,699, $25,402 and $132,725, respectively. Apart from the additions, during the years ended June 30, 2025, 2024 and 2023, the Company disposed of different categories of property, plant and equipment in aggregate costs of $nil, $9,420 and $70,657, respectively.

For the years ended June 30, 2025, 2024 and 2023, depreciation expense, including the depreciation expense of fixed assets under finance leases, was $43,071, $46,202 and $51,285, respectively.